Charges Incurred Related to Shutdown (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	$ 97,018	$ 96,997	$ 24,464	$ 979
Property and equipment impairment
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	66,760	66,760
Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	16,209	16,274
Write-off of related spare parts and inventory
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	5,558	5,330
Trademark impairment
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	3,358	3,358
Write-off of purchase obligations and commitments
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	2,439	2,439
Other miscellaneous costs
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	$ 2,694	$ 2,836